Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended						12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2024
Gain on employee benefit, net of taxes amounts
Foreign currency translation adjustment, net of taxes amounts
Adjusted Balance
Gain on employee benefit, net of taxes amounts
Foreign currency translation adjustment, net of taxes amounts